Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
SOP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of option valuation models

December 31, 2021
Fair value per share(1)	USD 5.70
Exercise price per share	EUR 1.00
Risk-free interest rate(2)	0%
Expected dividend yield(3)	0%
Expected life (years)(4)	1.4 years
Expected volatility(5)	55%
Fair value of options	USD 4.57
(1)

The Fair value per share is derived from the value of an ADS of Jumia Technologies AG traded on the New York Stock Exchange divided by the conversion ratio of 2 (1 ADS represents 2 shares of Jumia Technologies AG).

(2)	Risk-free interest rate is based on German government bond yields consistent to the expected life of options, A risk free rate of 0% is considered as a floor
(3)	Expected dividend yield is assumed to be 0% based on the fact that the Group has no history or expectation of paying a dividend.
(4)	Expected life of share options is based on the minimum waiting period.
(5)	Expected volatility is assumed based on the historical volatility of comparable companies in the period equal to the expected life of each grant.

Summary of awards and development during the period

		Weighted	Weighted
		average	average	Weighted
		remaining	exercise	average fair
	Number of	life	price	value
SOP 2019	awards	(years)	(EUR)	(USD)
Unvested awards outstanding at January 1, 2021	1,448,877	2.4	1.00	7.04
Granted during the period	—	—	—	—
Exercised during the period	—	—	—	—
Forfeited during the period	(144,073)	—	—	—
Cancelled during the period	—	—	—	—
Vested during the period	—	—	—	—
Unvested awards outstanding at December 31, 2021	1,304,804	1.4	1.00	6.65

SOP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of option valuation models

December 31, 2021
Fair value per share(1)	USD 5.70
Exercise price per share	USD 1.84
Risk-free interest rate(2)	0.4%
Expected dividend yield(3)	0%
Expected life (years)(4)	1.4
Expected volatility(5)	55%
Weighted average of Fair value of Options	USD 3.90
(1)

The Fair value per share is derived from the value of an ADS of Jumia Technologies AG traded on the New York Stock Exchange divided by the conversion ratio of 2 (1 ADS represents 2 shares of Jumia Technologies AG).

(2)	Risk-free interest rate is based on US government bond yields consistent to the expected life of options.
(3)	Expected dividend yield is assumed to be 0% based on the fact that the Group has no history or expectation of paying a dividend
(4)	Expected life of share options is based on the minimum waiting period.
(5)	Expected volatility is assumed based on the historical volatility of comparable companies in the period equal to the expected life of each grant.

Summary of awards and development during the period

		Weighted	Weighted
		average	average	Weighted
		remaining	exercise	average fair
	Number of	life	price	value
	awards	(years)	(USD)	(USD)
Unvested awards outstanding at January 1, 2021	2,405,833	2.4	1.84	1.72
Granted during the period
Granted as a replacement during the period
Replaced during the period
Forfeited during the period	(145,000)
Cancelled during the period
Vested during the period
Unvested awards outstanding at December 31, 2021(1)	2,260,833	1.4	1.84	2.08
(1)	Up to 1,708,907 additional options can be granted under the SOP 2020, if certain profitability conditions are fulfilled.

SOP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of option valuation models

June 10, 2021
Fair value per share(1)	USD 14.77
Exercise price per share	USD 14.21
Risk-free interest rate(2)	0.46%
Expected dividend yield(3)	0%
Expected life (years)(4)	4 years
Expected volatility(5)	50%
Weighted average of Fair value of Options	USD 5.91
(1)

The Fair value per share is derived from the value of an ADS of Jumia Technologies AG traded on the New York Stock Exchange divided by the conversion ratio of 2 (1 ADS represent 2 shares of Jumia Technologies AG).

(2)	Risk-free interest rate is based on US government bond yields consistent to the expected life of options.
(3)	Expected dividend yield is assumed to be 0% based on the fact that the Group has no history or expectation of paying a dividend
(4)	Expected life of share options is based on the waiting period of four years
(5)	Expected volatility is assumed based on the historical volatility of the Group’s comparable companies in the period equal to the expected life of each grant

Summary of awards and development during the period

	Number of awards	Weighted average remaining life (years)	Weighted average exercise price (USD)	Weighted average fair value (USD)
Unvested awards outstanding at January 1, 2021	-	-	-	-
Granted during the period	823,458	4.00	14.21	5.91
Granted as a replacement during the period	-	-	-	-
Replaced during the period	-	-	-	-
Forfeited during the period	-	-	-	-
Cancelled during the period	-	-	-	-
Vested during the period	-	-	-	-
Unvested awards outstanding at December 31, 2021	823,458	3.40	14.21	5.91